Consolidated Statements of Stockholders’ Equity - USD ($)	Common Stock	Additional Paid In Capital	Accumulated Other Comprehensive Income(Loss)	Accumulated Deficit	Treasury Stock	Subscription Payable	Total
Balance at Jan. 31, 2021	$ 7,304	$ 18,870,051	$ (304)	$ (11,835,105)		$ 70,000	$ 7,111,946
Balance (in Shares) at Jan. 31, 2021	7,303,974
Proceeds from sale of common stock and warrants in public offering	$ 1,232	5,834,998					5,836,230
Proceeds from sale of common stock and warrants in public offering (in Shares)	1,232,000
Proceeds from exercise of warrants	$ 458	2,942,512					2,942,970
Proceeds from exercise of warrants (in Shares)	457,795
Cashless exercise of warrants	$ 17	(17)
Cashless exercise of warrants (in Shares)	17,347
Issuance of common stock for notes payable	$ 20	99,980					100,000
Issuance of common stock for notes payable (in Shares)	20,046
Common stock issued for settlement of liabilities	$ 29	143,971					144,000
Common stock issued for settlement of liabilities (in Shares)	28,749
Warrants issued for services		365,000					365,000
Common stock issued for proceeds and in payment for license	$ 95	699,905				(60,000)	640,000
Common stock issued for proceeds and in payment for license (in Shares)	94,962
Common stock issued for services	$ 33	476,867				(10,000)	466,900
Common stock issued for services (in Shares)	32,786
Treasury stock repurchased	$ (33)	33			$ (104,467)		(104,467)
Treasury stock repurchased (in Shares)	(32,813)
Employee stock options issued for services		532,832					532,832
Settlement of warrant round down		196,589					196,589
Deemed dividend for warrants		(196,589)					(196,589)
Net loss				(6,176,126)			(6,176,126)
Balance at Jan. 31, 2022	$ 9,155	29,966,132	(304)	(18,011,231)	(104,467)		$ 11,859,285
Balance (in Shares) at Jan. 31, 2022	9,154,846
Proceeds from sale of common stock and warrants in public offering (in Shares)							1,400,000
Exercise of warrants	$ 56	296,819					$ 296,875
Exercise of warrants (in Shares)	55,417
Common stock returned in settlement	$ (1,400)	1,400
Common stock returned in settlement (in Shares)	(1,400,000)
Treasury stock issued for services	$ 32	3,746			109,377		113,155
Treasury stock issued for services (in Shares)	33,471
Treasury stock and warrants issued for termination agreement	$ 25	92,545			81,455		174,025
Treasury stock and warrants issued for termination agreement (in Shares)	25,000
Treasury stock repurchased	$ (35)	35			(119,006)		(119,006)
Treasury stock repurchased (in Shares)	(35,584)
Options issued for services		732,130					732,130
Net loss				(4,483,474)			(4,483,474)
Balance at Jan. 31, 2023	$ 7,833	$ 31,092,807	$ (304)	$ (22,494,705)	$ (32,641)		$ 8,572,990
Balance (in Shares) at Jan. 31, 2023	7,833,150